Organization and Principal Activities	12 Months Ended
Mar. 31, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Solowin Holdings (collectively the “Company”) is a company incorporated in Cayman Islands with limited liability on July 23, 2021. The Company is an investment holding company.

Solomon JFZ (Asia) Holdings Limited (“SJFZ”) was incorporated on July 25, 2016. SJFZ is a limited liability corporation licensed with the Hong Kong Securities and Futures Commission (“HKSFC”) to carry out regulated activities including Type 1 (Dealing in Securities), Type 4 (Advising on Securities), Type 6 (Advising on Corporate Finance) and Type 9 (Asset Management).

On December 4, 2023, as a part of the strategic expansion into the private wealth management business, the Company formed a new wholly owned subsidiary, Solomon Private Wealth Limited, under the laws of Hong Kong.

The Company together with its subsidiaries (collectively the “Group”) are primarily engaged in providing securities brokerage, investment advisory service, corporate consultancy service and asset management service in Hong Kong.

Details of the Company and its subsidiaries are set out in the table as follows:

	Date of	Percentage of effective ownership March 31,		Place of
Name	incorporation	2024	2023	incorporation	Principal activities
Solowin Holdings	July 23, 2021	N/A	N/A	Cayman Islands	Investment holding
Solomon JFZ (Asia) Holdings Limited	July 25, 2016	100%	100%	Hong Kong	Securities dealings and brokerage; advising on securities; corporate consultancy services; and asset management services
Solomon Private Wealth Limited	December 4, 2023	100%	N/A	Hong Kong	Wealth management and financial planning services

Reorganization

Previous to a group reorganization (the “Group Reorganization”), both the Company and Master Venus Limited (the “Predecessor Parent Company”), a company incorporated in Samoa, were ultimately owned 33% by Ms. Xue Yao (“Ms. Yao”), 34% by Mr. Ling Ngai Lok (“Mr. Lok”) and 33% by Mr. Xiaohang Zhang (“Mr. Zhang”).

Pursuant to the Group Reorganization to rationalize the structure of the Company and its subsidiary in preparation for the listing of the shares, the Company becomes the holding company of SJFZ on October 17, 2022, which involves the transfer of the entire equity interest of SJFZ by the Predecessor Parent Company. The Company, together with its wholly-owned subsidiary, is effectively controlled by the same controlling shareholders, i.e., ultimately held as to 33% by Ms. Yao, 34% by Mr. Lok and 33% by Mr. Zhang, before and after the Group Reorganization and therefore the Group Reorganization is considered as a recapitalization of entities under common control. The consolidation of the Company and its subsidiary has been accounted for at historical cost. No amount is recognized in respect of goodwill or excess of acquirer’s interest in the net fair value of acquiree’s identifiable assets, liabilities and contingent liabilities over cost at the time of common control combination. The consolidated statements of (loss) income and comprehensive (loss) income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows are prepared as if the current group structure had been in existence throughout the years ended March 31, 2024 and 2023, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period. The consolidated balance sheets as of March 31, 2024 and 2023 present the assets and liabilities of the companies now comprising the Group which had been incorporated/established as at the relevant balance sheet date as if the current group structure had been in existence at those dates.

On December 7, 2022, the Company’s shareholders and Board of Directors approved to amend the authorized share capital from US$10,000, divided into 10,000 ordinary shares of a par value of US$1 per share, to US$100,000, divided into 1,000,000,000 ordinary shares of a par value of US$0.0001 per share. The Company believes it is appropriate to reflect such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. On the same day, the shareholders of the Company surrendered 488,000,000 ordinary shares of US$0.0001 par value each for no consideration. The issued and outstanding shares of the Company changed from 500,000,000 to 12,000,000. As a result, the Company had 1,000,000,000 authorized shares, par value of US$0.0001, of which 12,000,000 shares were issued and outstanding as of March 31, 2023.

Initial Public Offering

On September 6, 2023, the Company announced the closing of its IPO of 2,000,000 ordinary shares, US$0.0001 par value per share at an offering price of US$4.00 per share for a total of US$8,000,000 in gross proceeds. The Company raised total net proceeds of US$7,065,000, which was reflected in the consolidated statements of cash flows, after deducting underwriting discounts and commissions and offering expenses. The ordinary shares of the Company began trading on the Nasdaq Stock Market in the United States on September 7, 2023 under the symbol “SWIN”.